T. ROWE PRICE Emerging Markets Bond Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 1.3%
Government Bonds 1.3%
Republic of Angola, 8.00%, 11/26/29 (USD)  6,048,000 5,983
Republic of Angola, 8.25%, 5/9/28 (USD)  11,839,000 11,945
Republic of Angola, 8.75%, 4/14/32 (USD)  3,960,000 3,856
Republic of Angola, 9.125%, 11/26/49 (USD)  535,000 467
Republic of Angola, 9.244%, 1/15/31 (USD)  29,584,000 29,933
Republic of Angola, 9.375%, 3/31/33 (USD) (1) 14,320,000 14,150
Republic of Angola, 9.375%, 5/8/48 (USD)  200,000 178
Republic of Angola, 9.875%, 3/31/37 (USD) (1) 6,350,000 6,289
Total Angola (Cost $72,232) 72,801
ARGENTINA 3.6%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $7,294, 9.335%, 7/8/30 (USD) (2) 7,294,000 7,301
7,301
Government Bonds 3.5%
Republic of Argentina, 1.00%, 7/9/29 (USD)  56,391,490 49,516
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  31,439,520 26,359
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  81,081,705 58,748
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  85,671,238 64,657
199,280
Total Argentina (Cost $178,722) 206,581
AZERBAIJAN 0.2%
Government Bonds 0.2%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  14,596,000 13,434
Total Azerbaijan (Cost $12,918) 13,434
BAHAMAS 0.6%
Government Bonds 0.6%
Commonwealth of Bahamas, 8.25%, 6/24/36 (USD)  29,540,000 31,654
Total Bahamas (Cost $32,837) 31,654

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 1.7%
Government Bonds 1.7%
CBB International Sukuk Programme, 6.124%, 9/3/34
(USD) (1) 7,070,000 6,727
CBB International Sukuk Programme, 6.25%, 7/7/33 (USD)  8,250,000 7,870
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  37,110,000 36,980
Kingdom of Bahrain, 7.10%, 2/3/38 (USD) (1) 18,180,000 17,105
Kingdom of Bahrain, 7.10%, 2/3/38 (USD)  2,653,000 2,496
Kingdom of Bahrain, 7.50%, 2/12/36 (USD)  24,655,000 24,271
Total Bahrain (Cost $99,780) 95,449
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 28 —
Government of Barbados, 8.00%, 6/26/35 (USD) (1) 17,050,000 17,409
Total Barbados (Cost $17,053) 17,409
BENIN 0.0%
Government Bonds 0.0%
Republic of Benin, 7.96%, 2/13/38 (USD) (1) 1,035,000 1,017
Republic of Benin, 7.96%, 2/13/38 (USD)  645,000 634
Total Benin (Cost $1,669) 1,651
BOLIVIA 0.0%
Government Bonds 0.0%
State of Bolivia, 4.50%, 3/20/28 (USD)  280,014 262
Total Bolivia (Cost $241) 262
BRAZIL 5.6%
Corporate Bonds 0.9%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 6,935,000 6,225
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 4,460,000 4,396
CSN Resources, 8.875%, 12/5/30 (USD)  3,820,000 2,689
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 8,620,000 8,325
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 8,397

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (3)(4) 6,825,000 3,803
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1)(3)(4) 10,400,000 5,794
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1)(3)(4) 18,050,000 9,958
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (3)(4) 10,260,000 5,462
55,049
Government Bonds 4.7%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%,
5/15/35  154,770,543 26,795
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  94,697,000 15,984
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  65,425,000 10,602
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 7,761
Republic of Brazil, 5.50%, 11/6/30 (USD)  9,110,000 9,271
Republic of Brazil, 6.00%, 10/20/33 (USD)  11,645,000 11,669
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 39,083
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,616
Republic of Brazil, 6.25%, 5/22/36 (USD)  7,240,000 7,108
Republic of Brazil, 6.625%, 3/15/35 (USD)  89,975,000 91,997
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,807
Republic of Brazil, 7.25%, 1/12/56 (USD)  25,045,000 24,551
268,244
Total Brazil (Cost $334,454) 323,293
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, Series 13Y, 5.00%, 3/5/37 (USD)  19,744,000 19,099
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36 (EUR)  2,275,000 2,808
Total Bulgaria (Cost $21,956) 21,907
CHILE 2.7%
Corporate Bonds 2.0%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(5) 9,370,000 9,853
Agrosuper, 4.60%, 1/20/32 (USD) (1) 21,563,000 20,464
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 10,882
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,468
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 6,610,000 6,236
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (USD) (1) 4,470,000 4,450
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (1) 10,557,054 10,643

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  3,775,000 3,539
Corp. Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,326
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 9,700,000 10,203
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 9,034
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,825,000 3,270
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 11,818
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,073
111,259
Government Bonds 0.7%
Republic of Chile, 3.75%, 1/14/32 (EUR)  5,290,000 6,075
Republic of Chile, 5.33%, 1/5/54 (USD)  1,100,000 1,038
Republic of Chile, 5.65%, 1/13/37 (USD)  34,320,000 35,643
42,756
Total Chile (Cost $163,212) 154,015
CHINA 0.1%
Convertible Bonds 0.1%
JD.com, 0.25%, 6/1/29 (USD)  8,185,000 8,177
Total China (Cost $9,787) 8,177
COLOMBIA 4.1%
Corporate Bonds 0.3%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,495
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,314
Ecopetrol, 8.875%, 1/13/33 (USD)  2,923,000 3,079
16,888
Government Bonds 3.7%
Republic of Colombia, 4.125%, 5/15/51 (USD)  3,855,000 2,340
Republic of Colombia, 5.00%, 6/15/45 (USD)  11,012,000 7,908
Republic of Colombia, 5.375%, 1/21/29 (USD)  10,210,000 10,136
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 17,381
Republic of Colombia, 6.125%, 1/21/31 (USD)  4,970,000 4,888
Republic of Colombia, 6.125%, 1/18/41 (USD)  12,790,000 11,143
Republic of Colombia, 6.50%, 1/21/33 (USD)  13,200,000 12,915
Republic of Colombia, 7.375%, 4/25/30 (USD)  9,300,000 9,658

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, 7.50%, 2/2/34 (USD)  10,825,000 11,076
Republic of Colombia, 7.75%, 11/7/36 (USD)  24,515,000 25,099
Republic of Colombia, 8.00%, 4/20/33 (USD)  31,920,000 33,678
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 12,964
Republic of Colombia, 8.375%, 11/7/54 (USD)  11,135,000 11,504
Republic of Colombia, 8.50%, 4/25/35 (USD)  9,100,000 9,846
Republic of Colombia, Series B, 7.00%, 3/26/31  32,957,100,000 6,900
Republic of Colombia, Series B, 13.25%, 2/9/33  83,915,000,000 22,499
209,935
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,644 (USD) (2)(3) † 6,117
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,915 (USD) (2)(3) † 3,644
9,761
Total Colombia (Cost $239,121) 236,584
COSTA RICA 1.5%
Government Bonds 1.5%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 25,500,000 30,172
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,831
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 17,750,000 21,143
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  4,420,000 4,524
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  450,000 476
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 21,806,000 23,711
Total Costa Rica (Cost $87,649) 88,857
CÔTE D'IVOIRE 1.8%
Government Bonds 1.8%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 13,300,000 15,438
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  935,000 879
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  18,585,000 18,554
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 9,403,000,000 16,769
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 1,475,000 1,503
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  5,970,000 6,082
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 12,080,000 12,284
Republic of Ivory Coast, 8.075%, 4/1/36 (USD)  7,100,000 7,220

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  21,511,000 22,065
Total Côte d'Ivoire (Cost $98,106) 100,794
CZECH REPUBLIC 0.1%
Corporate Bonds 0.1%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 7,110,000 7,276
Total Czech Republic (Cost $7,110) 7,276
DOMINICAN REPUBLIC 2.7%
Government Bonds 2.7%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 7,214
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 2,535,000 2,339
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,294
Dominican Republic, 5.75%, 3/17/34 (USD) (1) 13,740,000 13,103
Dominican Republic, 5.875%, 10/28/35 (USD) (1) 20,330,000 19,337
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 7,697
Dominican Republic, 6.15%, 5/17/38 (USD) (1) 6,805,000 6,440
Dominican Republic, 6.60%, 6/1/36 (USD)  9,970,000 9,970
Dominican Republic, 6.85%, 1/27/45 (USD)  31,075,000 30,279
Dominican Republic, 6.95%, 3/15/37 (USD) (1) 30,412,000 30,984
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 9,950,000 10,310
Dominican Republic, 7.45%, 4/30/44 (USD)  9,900,000 10,306
Dominican Republic, 10.50%, 3/15/37 (1) 18,000,000 309
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 340
Total Dominican Republic (Cost $160,819) 155,922
ECUADOR 2.2%
Government Bonds 2.2%
Republic of Ecuador, 9.25%, 1/29/39 (USD) (1) 7,280,000 7,142
Republic of Ecuador, 9.25%, 1/29/39 (USD)  24,886,000 24,415
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  19,798,000 15,509
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 28,289,098 27,585
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD)  8,712,000 8,495
Republic of Ecuador, STEP, 6.90%, 7/31/35 (USD)  50,103,466 44,182
Total Ecuador (Cost $107,679) 127,328

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 2.4%
Government Bonds 2.4%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 15,973
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  1,690,000 1,683
Arab Republic of Egypt, 7.30%, 9/30/33 (USD)  4,500,000 4,199
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 7,395
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  21,441,000 21,980
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 29,790,000 25,760
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  36,686,000 31,723
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 14,740,000 15,287
Arab Republic of Egypt, 8.875%, 5/29/50 (USD)  500,000 441
Arab Republic of Egypt, 9.45%, 2/4/33 (USD)  14,100,000 14,815
Total Egypt (Cost $137,104) 139,256
EL SALVADOR 0.1%
Government Bonds 0.1%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 9,700,000 379
Republic of El Salvador, 6.375%, 1/18/27 (USD)  310,000 309
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 135
Republic of El Salvador, 7.65%, 6/15/35 (USD)  150,000 147
Republic of El Salvador, 8.25%, 4/10/32 (USD)  962,000 990
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 190,000 198
Republic of El Salvador, 9.25%, 4/17/30 (USD)  2,538,000 2,648
Republic of El Salvador, 9.50%, 7/15/52 (USD)  150,000 159
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 220,000 234
Republic of El Salvador, 9.65%, 11/21/54 (USD)  150,000 160
Total El Salvador (Cost $5,220) 5,359
GAMBIA 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 850,000 845
Total Gambia (Cost $850) 845
GHANA 1.3%
Corporate Bonds 0.1%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 3,950,000 3,486
3,486

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.2%
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD) (1) 307,038 293
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD)  13,342,368 12,741
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD) (1) 664,600 567
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD)  63,280,101 53,967
Republic of Ghana, Zero Coupon, 7/3/26 (USD) (1) 11,600 12
Republic of Ghana, Zero Coupon, 7/3/26 (USD)  504,080 494
Republic of Ghana, Zero Coupon, 1/3/30 (USD) (1) 54,738 46
Republic of Ghana, Zero Coupon, 1/3/30 (USD)  2,184,537 1,849
Republic of Ghana, Series G14Y, 9.85%, 2/3/37, (4.85% PIK
and 5.00% Cash) (6) 8,750,000 622
70,591
Total Ghana (Cost $67,305) 74,077
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30, (7.00% PIK)
(USD) (6) 1,762,556 1,702
Total Grenada (Cost $1,658) 1,702
GUATEMALA 0.6%
Government Bonds 0.6%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  8,190,000 8,149
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 698,000 688
Republic of Guatemala, 6.125%, 6/1/50 (USD)  215,000 206
Republic of Guatemala, 6.25%, 8/15/36 (USD) (1) 460,000 470
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 200,000 208
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 1,210,000 1,271
Republic of Guatemala, 6.875%, 8/15/55 (USD) (1) 4,965,000 5,198
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 19,690,000 21,099
Total Guatemala (Cost $36,289) 37,289
HUNGARY 0.2%
Government Bonds 0.2%
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  4,848,340,000 12,040
Total Hungary (Cost $12,542) 12,040

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.9%
Corporate Bonds 0.5%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,784
Greenko Power II, 4.30%, 12/13/28 (USD)  10,146,000 9,539
Greenko Wind Projects Mauritius, 7.25%, 9/27/28 (USD)  6,569,950 6,523
State Bank of India, 5.00%, 1/17/29 (USD)  10,540,000 10,631
30,477
Government Bonds 1.4%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 5,545,000 4,949
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  14,790,000 13,200
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  51,781,000 49,293
Export-Import Bank of India, 5.50%, 1/18/33 (USD)  8,600,000 8,824
Export-Import Bank of India, 5.75%, 1/12/56 (USD) (1) 4,180,000 4,112
80,378
Total India (Cost $114,315) 110,855
INDONESIA 2.4%
Corporate Bonds 0.4%
Minejesa Capital, 5.625%, 8/10/37 (USD)  10,805,000 10,354
Pertamina Persero, 6.00%, 5/3/42 (USD)  5,110,000 4,933
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,536
19,823
Government Bonds 2.0%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  7,445,000 6,840
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 14,027
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,640
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  10,280,000 6,871
Republic of Indonesia, 5.15%, 9/10/54 (USD)  6,695,000 6,041
Republic of Indonesia, 5.25%, 1/17/42 (USD)  18,820,000 18,004
Republic of Indonesia, 5.60%, 1/15/35 (USD)  32,500,000 33,042
Republic of Indonesia, 5.65%, 1/11/53 (USD)  6,000,000 5,774
Republic of Indonesia, Series 103, 6.75%, 7/15/35  372,460,000,000 21,812
116,051
Total Indonesia (Cost $140,127) 135,874

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  346,750 337
Total Iraq (Cost $335) 337
JAMAICA 0.5%
Corporate Bonds 0.5%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 17,165,000 17,077
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,614,700 6,088
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,714,251 2,498
25,663
Government Bonds 0.0%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,175,000 1,349
1,349
Total Jamaica (Cost $28,081) 27,012
JORDAN 0.5%
Government Bonds 0.5%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  6,975,000 6,871
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 12,470,000 12,857
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,719
Total Jordan (Cost $28,666) 29,447
KAZAKHSTAN 1.0%
Corporate Bonds 0.5%
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 29,918
29,918
Government Bonds 0.5%
Development Bank of Kazakhstan, 18.40%, 10/16/28  515,000,000 1,107
Republic of Kazakhstan, 6.50%, 7/21/45 (USD)  26,027,000 27,861
28,968
Total Kazakhstan (Cost $58,850) 58,886

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KENYA 0.3%
Government Bonds 0.3%
Republic of Kenya, 7.875%, 10/9/33 (USD) (1) 940,000 873
Republic of Kenya, 7.875%, 2/26/34 (USD) (1) 1,435,000 1,305
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 385
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 520
Republic of Kenya, 9.50%, 3/5/36 (USD)  13,525,000 13,201
Total Kenya (Cost $16,787) 16,284
KUWAIT 0.7%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,081,000 17,255
17,255
Government Bonds 0.4%
State of Kuwait, 4.652%, 10/9/35 (USD) (1) 25,380,000 24,354
24,354
Total Kuwait (Cost $43,391) 41,609
KYRGYZSTAN 0.0%
Government Bonds 0.0%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 900,000 900
Total Kyrgyzstan (Cost $892) 900
LEBANON 0.3%
Government Bonds 0.3%
Lebanese Republic, Series 88, 8.20%, 5/17/33 (USD) (3)(4) 16,531,000 3,991
Lebanese Republic, Series 89, 8.25%, 5/17/34 (USD) (3)(4) 45,825,000 11,044
Total Lebanon (Cost $12,052) 15,035
MALAYSIA 2.3%
Government Bonds 2.3%
Government of Malaysia, Series 0122, 3.582%, 7/15/32  114,650,000 28,446
Government of Malaysia, Series 0419, 3.828%, 7/5/34  417,325,000 104,502
Total Malaysia (Cost $126,975) 132,948

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 9.2%
Corporate Bonds 1.8%
Banco Mercantil del Norte, VR, 7.625% (USD) (5)(7) 14,400,000 14,412
Banco Mercantil del Norte, VR, 8.375% (USD) (5)(7) 4,550,000 4,735
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (5) 14,320,000 14,022
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (5) 10,640,000 10,405
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(5) 6,710,000 7,071
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(5) 26,215,000 28,170
CFE Fibra, 5.875%, 9/23/40 (USD) (1) 4,327,658 4,208
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 7,260,000 7,610
Saavi Energia, 8.875%, 2/10/35 (USD)  11,105,000 11,641
102,274
Government Bonds 7.4%
Eagle Funding Luxco, 5.50%, 8/17/30 (USD) (1) 23,640,000 23,743
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  6,670,000 6,378
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)  64,649,000 60,068
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  51,198,000 53,837
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  60,188,000 68,559
United Mexican States, 4.28%, 8/14/41 (USD)  8,150,000 6,382
United Mexican States, 5.85%, 7/2/32 (USD)  17,320,000 17,525
United Mexican States, 6.00%, 5/7/36 (USD)  22,690,000 22,557
United Mexican States, 6.05%, 1/11/40 (USD)  10,580,000 10,284
United Mexican States, 6.125%, 2/9/38 (USD)  25,050,000 24,460
United Mexican States, 6.35%, 2/9/35 (USD)  29,205,000 29,873
United Mexican States, 6.625%, 1/29/38 (USD)  7,860,000 8,012
United Mexican States, 6.875%, 5/13/37 (USD)  34,610,000 36,227
United Mexican States, 7.375%, 5/13/55 (USD)  54,940,000 57,724
425,629
Total Mexico (Cost $519,626) 527,903
MOLDOVA 0.0%
Corporate Bonds 0.0%
Aragvi Finance International, 11.125%, 11/20/29 (USD) (1) 520,000 504
Total Moldova (Cost $516) 504

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 1.1%
Government Bonds 1.1%
Government of Montenegro, 4.875%, 4/1/32 (1) 10,220,000 11,709
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 34,280,000 35,673
Government of Montenegro, 7.25%, 3/12/31 (USD)  16,325,000 16,988
Total Montenegro (Cost $62,843) 64,370
MOROCCO 0.7%
Corporate Bonds 0.4%
OCP, 6.70%, 3/1/36 (USD)  8,405,000 8,636
OCP, 7.50%, 5/2/54 (USD) (1) 11,060,000 11,628
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 219
20,483
Government Bonds 0.3%
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  22,421,000 15,388
Kingdom of Morocco, 5.50%, 12/11/42 (USD)  510,000 468
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  1,050,000 1,107
16,963
Total Morocco (Cost $36,787) 37,446
NIGERIA 1.9%
Government Bonds 1.9%
Federal Republic of Nigeria, 8.631%, 1/13/36 (USD) (1) 16,130,000 16,783
Federal Republic of Nigeria, 9.13%, 1/13/46 (USD) (1) 13,210,000 13,786
Federal Republic of Nigeria, 10.375%, 12/9/34 (USD)  7,060,000 8,094
Federal Republic of Nigeria OMO Bill, Series 196D, 20.832%,
5/5/26  20,815,000,000 14,764
Federal Republic of Nigeria OMO Bill, Series 203D, 19.253%,
8/11/26  5,450,000,000 3,675
Federal Republic of Nigeria OMO Bill, Series 210D, 19.134%,
7/28/26  10,900,000,000 7,399
Federal Republic of Nigeria OMO Bill, Series 210D, 19.181%,
8/4/26  5,450,000,000 3,700
Federal Republic of Nigeria OMO Bill, Series 364D, 19.098%,
7/21/26  22,820,000,000 15,529
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 819
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 482

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,612
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 900,000 822
Republic of Nigeria, 7.875%, 2/16/32 (USD)  14,087,000 14,276
Republic of Nigeria, 10.375%, 12/9/34 (USD) (1) 5,961,000 6,834
Total Nigeria (Cost $104,520) 108,575
OMAN 1.7%
Corporate Bonds 0.3%
National Bank of Oman, VR, 6.625% (USD) (5)(7) 7,236,000 7,223
Oryx Funding, 5.80%, 2/3/31 (USD)  8,473,000 8,607
15,830
Government Bonds 1.4%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  6,325,000 6,321
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,588
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,601
Sultanate of Oman, 6.00%, 8/1/29 (USD)  1,000,000 1,028
Sultanate of Oman, 6.25%, 1/25/31 (USD)  2,825,000 2,950
Sultanate of Oman, 6.50%, 3/8/47 (USD)  3,561,000 3,645
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 11,000,000 11,309
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,459
Sultanate of Oman, 6.75%, 1/17/48 (USD)  10,320,000 10,758
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 7,060
80,719
Total Oman (Cost $94,318) 96,549
PAKISTAN 0.4%
Corporate Bonds 0.2%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,580,000 9,903
9,903
Government Bonds 0.2%
Islamic Republic of Pakistan, 6.00%, 4/8/26 (USD)  470,000 470
Islamic Republic of Pakistan, 7.375%, 4/8/31 (USD)  2,954,000 2,737
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  12,588,000 11,240
14,447
Total Pakistan (Cost $25,624) 24,350

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 1.5%
Corporate Bonds 0.3%
Banco General, VR, 5.25% (USD) (1)(5)(7) 7,325,000 6,939
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 8,795,000 7,804
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,915,000 2,946
17,689
Government Bonds 1.2%
Republic of Panama, 6.40%, 2/14/35 (USD)  4,079,000 4,243
Republic of Panama, 6.70%, 1/26/36 (USD)  11,655,000 12,297
Republic of Panama, 6.853%, 3/28/54 (USD)  12,965,000 13,376
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,825
Republic of Panama, 7.50%, 3/1/31 (USD)  5,200,000 5,714
Republic of Panama, 8.00%, 3/1/38 (USD)  24,524,000 28,138
65,593
Total Panama (Cost $79,452) 83,282
PARAGUAY 0.7%
Corporate Bonds 0.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 3,946,000 3,942
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 4,200,000,000 666
4,608
Government Bonds 0.6%
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,230,000 9,212
Republic of Paraguay, 5.40%, 3/30/50 (USD)  3,244,000 2,894
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 5,048
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 430,000 444
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 4,135,000 4,302
Republic of Paraguay, 6.00%, 2/9/36 (USD)  9,375,000 9,755
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 994
Republic of Paraguay, 6.65%, 3/4/55 (USD)  225,000 234
Republic of Paraguay, 8.50%, 3/4/35 (1) 7,000,000,000 1,071
Republic of Paraguay, 8.50%, 4/4/38 (1) 5,300,000,000 803
34,757
Total Paraguay (Cost $40,177) 39,365

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 3.0%
Corporate Bonds 0.6%
Banco de Credito del Peru, VR, 5.65%, 1/15/37 (USD) (1)(5) 20,010,000 19,505
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,178
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,150,126 3,218
Scotiabank Peru, VR, 6.10%, 10/1/35 (USD) (1)(5) 9,940,000 10,142
36,043
Government Bonds 2.4%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 15,337
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,720
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,497
Republic of Peru, 5.375%, 2/8/35 (USD)  32,535,000 32,478
Republic of Peru, 5.625%, 11/18/50 (USD)  55,945,000 53,302
Republic of Peru, 6.20%, 6/30/55 (USD)  15,960,000 16,048
Republic of Peru, 8.75%, 11/21/33 (USD)  6,112,000 7,403
133,785
Total Peru (Cost $183,722) 169,828
PHILIPPINES 1.4%
Corporate Bonds 0.8%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,216
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,591
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,337
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,616
43,760
Government Bonds 0.6%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 24,038
Republic of Philippines, 6.25%, 1/14/36  622,000,000 9,776
33,814
Total Philippines (Cost $92,767) 77,574
POLAND 0.5%
Government Bonds 0.5%
Republic of Poland, Series 30Y, 5.50%, 3/18/54 (USD)  21,050,000 19,415

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 5Y, 4.875%, 2/12/30 (USD)  9,537,000 9,738
Total Poland (Cost $28,683) 29,153
QATAR 0.3%
Government Bonds 0.3%
State of Qatar, 4.817%, 3/14/49 (USD)  18,925,000 16,682
Total Qatar (Cost $25,242) 16,682
ROMANIA 4.3%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 17,577,000 20,385
20,385
Government Bonds 3.9%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,463
Republic of Romania, 4.00%, 2/14/51 (USD)  23,284,000 15,006
Republic of Romania, 5.375%, 6/7/33 (EUR)  17,200,000 19,377
Republic of Romania, 5.75%, 9/16/30 (USD) (1) 63,584,000 63,510
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 6,707
Republic of Romania, 5.75%, 3/24/35 (USD)  10,080,000 9,522
Republic of Romania, 5.75%, 7/4/36 (USD) (1) 14,310,000 13,279
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 8,832
Republic of Romania, 6.625%, 5/16/36 (USD) (1) 44,372,000 44,049
Republic of Romania, 7.50%, 2/10/37 (USD)  22,812,000 24,068
Republic of Romania, Series 10Y, 8.25%, 9/29/32  79,040,000 18,862
225,675
Total Romania (Cost $254,632) 246,060
SAUDI ARABIA 2.3%
Corporate Bonds 1.1%
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  16,086,038 14,380
Gaci First Investment, 5.125%, 2/14/53 (USD)  29,329,000 24,714
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 9,750,000 9,788
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  4,600,000 4,663
SA Global Sukuk, 4.125%, 9/17/30 (USD)  10,350,000 9,986
63,531

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.2%
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,293
Kingdom of Saudi Arabia, 4.50%, 10/26/46 (USD)  7,532,000 6,126
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  21,100,000 18,187
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (USD)  25,131,000 23,741
Kingdom of Saudi Arabia, 5.875%, 1/12/56 (USD)  5,800,000 5,523
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,296,000 4,579
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (1) 5,140,000 5,115
67,564
Total Saudi Arabia (Cost $141,450) 131,095
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  386,667 280
Republic of Senegal, 5.375%, 6/8/37 (EUR)  7,530,000 4,408
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 430,000 229
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,269,000 1,212
Total Senegal (Cost $6,435) 6,129
SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 6.00%, 6/12/34 (USD)  29,430,000 29,503
Total Serbia (Cost $30,562) 29,503
SOUTH AFRICA 3.7%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  5,565,000 5,767
5,767
Government Bonds 3.6%
Republic of South Africa, 7.10%, 11/19/36 (USD) (1) 5,050,000 5,164
Republic of South Africa, 7.10%, 11/19/36 (USD)  108,919,000 111,373
Republic of South Africa, 7.95%, 11/19/54 (USD) (1) 19,055,000 18,897
Republic of South Africa, Series 10Y, 5.875%, 4/20/32 (USD)  5,790,000 5,768
Republic of South Africa, Series 30Y, 5.65%, 9/27/47 (USD)  23,590,000 18,326
Republic of South Africa, Series 30Y, 6.25%, 3/8/41 (USD)  10,050,000 8,960
Republic of South Africa, Series 30Y, 7.30%, 4/20/52 (USD)  10,185,000 9,423

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, Series 2032, 8.25%, 3/31/32  441,570,000 25,483
203,394
Total South Africa (Cost $210,716) 209,161
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 11,309
Total South Korea (Cost $11,879) 11,309
SRI LANKA 2.3%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/26 (USD) (3) 1,449,000 1,508
1,508
Government Bonds 2.3%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 14,121,455 13,460
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 17,707,073 16,284
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 22,894,981 19,129
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD)  7,560,000 6,316
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 40,642,498 30,698
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD)  14,818,287 11,193
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 16,685,398 14,776
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 21,931,359 19,496
131,352
Total Sri Lanka (Cost $122,196) 132,860
SUPRANATIONAL 0.4%
Government Bonds 0.4%
Corp. Andina de Fomento, VR, 6.75% (USD) (1)(5)(7) 8,630,000 8,850
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,518
Total Supranational (Cost $22,210) 22,368
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 8.50%, 11/6/35 (USD) (1) 56,455,000 58,508
Total Suriname (Cost $57,203) 58,508

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TAIWAN 0.1%
Convertible Bonds 0.1%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  4,500,000 4,303
Total Taiwan (Cost $4,865) 4,303
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,523
3,523
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,692
13,692
Total Tanzania (Cost $16,851) 17,215
THAILAND 0.7%
Corporate Bonds 0.7%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(5) 30,670,000 27,653
GC Treasury Center, VR, 6.50% (USD) (1)(5)(7) 6,710,000 6,520
GC Treasury Center, VR, 7.125% (USD) (1)(5)(7) 5,350,000 5,207
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  680,000 460
Total Thailand (Cost $41,029) 39,840
TÜRKIYE 4.5%
Corporate Bonds 0.5%
Turkiye Is Bankasi, 5.80%, 2/5/31 (USD) (1) 20,400,000 19,426
Yapi ve Kredi Bankasi, 5.75%, 3/3/31 (USD) (1) 11,000,000 10,211
29,637
Government Bonds 4.0%
Republic of Turkiye, 6.50%, 1/3/35 (USD)  21,000,000 19,750
Republic of Turkiye, 6.80%, 11/4/36 (USD)  20,430,000 19,296
Republic of Turkiye, 6.875%, 1/14/38 (USD)  23,900,000 22,369
Republic of Turkiye, 6.95%, 9/16/35 (USD)  8,534,000 8,197
Republic of Turkiye, 7.25%, 5/29/32 (USD)  11,670,000 11,722
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 25,845

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  5,210,000 5,298
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 12,930
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,506
Republic of Turkiye, Series 2Y, 36.00%, 8/12/26  1,384,170,529 30,643
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  31,340,000 26,050
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,827
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  8,975,000 9,360
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  25,900,000 27,973
229,766
Total Türkiye (Cost $263,687) 259,403
UKRAINE 1.5%
Government Bonds 1.5%
Government of Ukraine, STEP, 0.00%, 2/1/34 (USD) (1) 1 —
Government of Ukraine, STEP, 0.00%, 2/1/35 (USD)  900,000 421
Government of Ukraine, STEP, 4.00%, 2/1/32 (USD) (1) 24,740,000 17,900
Government of Ukraine, STEP, 4.50%, 2/1/29 (USD) (1) 13,101,932 9,259
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD) (1) 15,320,231 8,253
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD)  8,706,718 4,691
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD) (1) 30,455,699 16,105
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD) (1) 33,690,157 17,437
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  17,852,966 9,240
Total Ukraine (Cost $88,163) 83,306
UNITED ARAB EMIRATES 1.5%
Corporate Bonds 0.8%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 28,735
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  17,380,000 14,799
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 4,859
48,393
Government Bonds 0.7%
Abu Dhabi Government International Bond, 5.50%, 4/30/54
(USD)  21,070,000 20,187
Emirates NBD Bank, Acquisition Date: 1/6/26, Cost $15,390,
4.195%, 1/13/29 (USD) (2) 15,390,000 15,151
35,338
Total United Arab Emirates (Cost $85,726) 83,731

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (2)(3)(8) 4,463,430 15
Total United Kingdom (Cost $–) 15
UNITED STATES 0.2%
Corporate Bonds 0.2%
Hyundai Capital America, 5.60%, 3/30/28 (1) 11,450,000 11,654
Total United States (Cost $11,527) 11,654
URUGUAY 0.8%
Government Bonds 0.8%
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 27,580
Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,143
Total Uruguay (Cost $45,840) 44,723
UZBEKISTAN 1.1%
Corporate Bonds 0.4%
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (USD)  13,090,000 13,003
Ipoteka-Bank ATIB, 17.50%, 10/9/28  3,690,000,000 312
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (1) 9,555,000 9,989
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  3,370,000,000 295
Uzbekneftegaz, 8.75%, 5/7/30 (USD) (1) 400,000 422
24,021
Government Bonds 0.7%
National Bank of Uzbekistan, 7.20%, 7/17/30 (USD)  9,968,000 10,158
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 582
Republic of Uzbekistan, 6.90%, 2/28/32 (USD)  5,250,000 5,460
Republic of Uzbekistan, 6.947%, 5/25/32 (USD) (1) 1,000,000 1,043
Republic of Uzbekistan, 6.947%, 5/25/32 (USD)  19,660,000 20,509
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,046

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Uzbekistan, 16.25%, 10/12/26  2,500,000,000 214
39,012
Total Uzbekistan (Cost $62,129) 63,033
VENEZUELA 2.7%
Government Bonds 2.7%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (3)(4) 9,185,000 3,193
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (3)(4) 9,164,500 10,768
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (3)(4) 194,920,000 77,107
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (3)(4) 985,000 408
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (3)(4) 43,593,000 19,707
Republic of Venezuela, 6.00%, 12/9/20 (USD) (3)(4) 1,070,000 411
Republic of Venezuela, 7.75%, 10/13/19 (USD) (3)(4) 61,570,000 25,150
Republic of Venezuela, 9.25%, 9/15/27 (USD) (3)(4) 10,000,000 4,780
Republic of Venezuela, 11.75%, 10/21/26 (USD) (3)(4) 14,600,000 7,473
Republic of Venezuela, 11.95%, 8/5/31 (USD) (3)(4) 800,000 409
Republic of Venezuela, 12.75%, 8/23/22 (USD) (3)(4) 8,850,000 4,462
Total Venezuela (Cost $127,103) 153,868
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, FRN, 6M TSFR +
0.813%, 5.495%, 3/13/28 (USD)  4,750,000 4,561
Total Vietnam (Cost $4,633) 4,561
ZAMBIA 0.0%
Government Bonds 0.0%
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  1,004,227 943
Total Zambia (Cost $879) 943

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 3.71% (9)(10) 193,665,687 193,666
Total Short-Term Investments (Cost $193,666) 193,666
Total Investments in Securities  97.5%
(Cost $5,574,442) $ 5,585,984
Other Assets Less Liabilities 2.5% 141,802
Net Assets 100.0% $ 5,727,786
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,416,232 and represents 24.7% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $32,228 and represents 0.6% of net assets.
(3) Non-income producing
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Perpetual security with no stated maturity date.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
HUF Hungarian Forint
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
RON New Romanian Leu
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/17/26 USD 12,363 RON 54,502 $ 18
Bank of America 4/17/26 USD 26,957 ZAR 445,859 644
Bank of America 6/5/26 USD 113,476 MYR 444,312 3,525
Bank of America 6/5/26 USD 10,723 PHP 624,899 457
Barclays Bank 4/16/26 TRY 29,170 USD 629 13
Barclays Bank 4/16/26 USD 29,273 TRY 1,345,360 (348)
BNP Paribas 4/10/26 IDR 235,376,315 USD 13,960 (106)
BNP Paribas 4/10/26 USD 4,738 IDR 79,863,808 37
BNP Paribas 4/16/26 TRY 1,039,905 USD 22,776 120
BNP Paribas 4/17/26 USD 15,127 ZAR 245,781 621
BNP Paribas 4/17/26 ZAR 220,161 USD 13,798 (805)
BNP Paribas 6/2/26 BRL 21,235 USD 3,972 72
BNP Paribas 6/2/26 USD 3,826 BRL 20,139 (9)
BNP Paribas 6/5/26 USD 24,906 MYR 99,616 255
Citibank 4/10/26 IDR 339,230,416 USD 20,017 (50)
Citibank 4/10/26 KZT 13,796,764 USD 25,963 2,847
Citibank 4/10/26 TWD 858,262 USD 26,869 (54)
Citibank 4/10/26 USD 6,606 IDR 111,120,385 65
Citibank 4/16/26 USD 23,037 TRY 1,049,631 (73)
Citibank 6/5/26 USD 2,698 COP 10,195,787 (34)
Citibank 7/10/26 USD 19,950 IDR 339,230,416 32
Deutsche Bank 4/17/26 RON 24,134 USD 5,475 (9)
Deutsche Bank 4/17/26 USD 12,695 HUF 4,251,307 (73)
Deutsche Bank 5/22/26 USD 2,125 EUR 1,837 (3)
Goldman Sachs 4/10/26 IDR 189,182,332 USD 11,160 (25)
Goldman Sachs 4/10/26 USD 25,476 TWD 806,400 281
Goldman Sachs 7/10/26 USD 11,122 IDR 189,182,332 14
HSBC Bank 4/10/26 USD 41,159 IDR 693,114,639 363
HSBC Bank 4/10/26 USD 1,637 TWD 51,862 16
HSBC Bank 4/17/26 ZAR 24,228 USD 1,438 (8)
HSBC Bank 5/22/26 USD 2,489 EUR 2,151 (4)
JPMorgan Chase 4/16/26 TRY 305,455 USD 6,698 27
JPMorgan Chase 4/16/26 TRY 320,750 USD 7,084 (22)
JPMorgan Chase 5/8/26 CLP 1,348,646 USD 1,481 (24)
JPMorgan Chase 5/22/26 EUR 221 USD 256 —
JPMorgan Chase 5/22/26 EUR 1,232 USD 1,431 (4)
JPMorgan Chase 5/22/26 USD 212 EUR 183 —
Morgan Stanley 5/8/26 CLP 14,231,778 USD 15,541 (167)

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 5/22/26 USD 249,357 EUR 209,626 $ 6,466
RBC Dominion
Securities 4/10/26 IDR 318,402,554 USD 18,843 (102)
RBC Dominion
Securities 4/10/26 USD 5,788 IDR 97,269,245 63
RBC Dominion
Securities 4/17/26 MXN 234,446 USD 12,922 140
RBC Dominion
Securities 4/17/26 MXN 239,020 USD 13,813 (496)
RBC Dominion
Securities 4/24/26 USD 12,026 CAD 16,554 114
RBC Dominion
Securities 5/8/26 USD 19,897 CLP 17,203,212 1,313
RBC Dominion
Securities 6/5/26 USD 4,378 COP 16,888,580 (147)
RBC Dominion
Securities 7/10/26 USD 18,780 IDR 318,402,554 85
Societe Generale 5/8/26 USD 6,549 CLP 5,658,199 437
Standard Chartered 4/10/26 USD 5,989 IDR 100,823,541 54
UBS Investment Bank 4/16/26 USD 17,272 TRY 790,427 (131)
UBS Investment Bank 4/17/26 USD 26,893 MXN 473,466 514
UBS Investment Bank 4/24/26 USD 6,859 AUD 10,268 (223)
UBS Investment Bank 5/8/26 CLP 7,280,987 USD 7,951 (86)
UBS Investment Bank 6/2/26 USD 10,854 BRL 57,718 (138)
UBS Investment Bank 6/5/26 USD 5,075 COP 19,544,070 (163)
Wells Fargo 4/10/26 PEN 102,370 USD 29,778 (377)
Wells Fargo 4/10/26 USD 30,301 PEN 102,370 900
Wells Fargo 4/24/26 USD 1,649 CAD 2,246 33
Wells Fargo 6/5/26 USD 13,837 COP 52,841,374 (324)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 15,521

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,128 Euro BUND contracts 6/26 (163,483) $ 4,189
Short, 895 U.S. Treasury Notes ten year contracts 6/26 (99,387) (258)
Long, 2,496 Ultra U.S. Treasury Bonds contracts 6/26 290,940 (9,579)
Net payments (receipts) of variation margin to date 5,716
Variation margin receivable (payable) on open futures contracts $ 68

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 1,194+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 44,744  ¤  ¤ $ 193,666^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,194 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $193,666.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Emerging Markets Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Emerging Markets Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,382,542 $ — $ 5,382,542
Common Stocks — — 15 15
Private Investment Company
2
— — — 9,761
Short-Term Investments 193,666 — — 193,666
Total Securities 193,666 5,382,542 15 5,585,984
Forward Currency Exchange
Contracts — 19,526 — 19,526
Futures Contracts* 4,189 — — 4,189
Total $ 197,855 $ 5,402,068 $ 15 $ 5,609,699
Liabilities
Forward Currency Exchange
Contracts $ — $ 4,005 $ — $ 4,005
Futures Contracts* 9,837 — — 9,837
Total $ 9,837 $ 4,005 $ — $ 13,842
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F110-054Q1 03/26